Net finance income / (costs)	12 Months Ended
Mar. 31, 2025
Analysis of income and expense [abstract]
Net finance income / (costs)	Net finance income / (costs)

(EUR thousand)	For the financial year ended March 31
	2025	2024	2023
Finance income
Interest income on current bank deposits	1,449	4,027	1,605
Net foreign exchange gain on financing activities	—	1,595	—
Interest income on interest rate swap	2,583	887	—
Other finance income	947	567	455
Total finance income	4,979	7,076	2,060
Gain from debt modifications	55,936	—	—
Total gain from debt modifications	55,936	—	—
Finance costs
Interest on bank borrowings (including amortization of capitalized financing fees)	(54,857)	(52,676)	(30,894)

Lease liabilities interest	(1,762)	(1,167)	(588)
Net foreign exchange loss on financing activities	(1,788)	(6)	(2,537)
Net foreign exchange loss on operating activities (1)	(737)	(975)	(3,501)
Other finance costs	(1,066)	(2,597)	(1,129)
Total finance costs	(60,210)	(57,421)	(38,649)
Net finance income / (costs)	705	(50,345)	(36,589)
        (1) Net foreig
n exchange gain and loss arising during the period is the difference between the value originally recorded and the amount actually paid or received, as well as unrealized gain and loss due to the difference between the original value recorded and the value at the balance sheet date.
For details regarding underlying loans and borrowings, refer to Note 26.